Property, Plant and Equipment, Net (Details) - Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	$ 7,066,712	$ 6,141,344
Additions	385,988	443,450
Acquisitions through business combinations	6,502
Increase (decrease) from movements between property, plant and equipment accounts
(Decreases) by transfer (to) other balance sheet accounts – investment property.	(345)
(Decrease) from transfers to investment property		(15,631)
(Decrease) assets by transfers to non-current assets held for sale		(1,093)
Disposals and derecognition	(76,087)	(76,735)
Effect of exchange differences on translation into presentation currency	(996,705)	252,895
(Decrease) increase from transfers to (from) other balance sheet accounts - tax assets	(18,256)
(Decreases) by transfer (to) other balance sheet accounts – Inventories	(4,662)
Increases by transfer from other balance sheet accounts - intangibles	1,346
(Decrease) increase from transfers to (from) other balance sheet Accounts		(39,638)
Hyperinflation adjustments	300,957	362,120
Balance ending	6,665,450	7,066,712	$ 6,141,344
Cost [Member] | Land [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	1,278,822	1,137,865
Additions	50,214	8,922
Acquisitions through business combinations	1,752
Increase (decrease) from movements between property, plant and equipment accounts
(Decreases) by transfer (to) other balance sheet accounts – investment property.
(Decrease) from transfers to investment property		(1,643)
(Decrease) assets by transfers to non-current assets held for sale		(446)
Disposals and derecognition	(1,752)	(466)
Effect of exchange differences on translation into presentation currency	(283,161)	6,219
(Decrease) increase from transfers to (from) other balance sheet accounts - tax assets	(4)
(Decreases) by transfer (to) other balance sheet accounts – Inventories	(2,464)
Increases by transfer from other balance sheet accounts - intangibles
(Decrease) increase from transfers to (from) other balance sheet Accounts		(929)
Hyperinflation adjustments	102,218	129,300
Balance ending	1,145,625	1,278,822	1,137,865
Cost [Member] | Buildings [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	2,348,627	2,115,633
Additions	21,262	28,881
Acquisitions through business combinations	22
Increase (decrease) from movements between property, plant and equipment accounts	24,387	4,165
(Decreases) by transfer (to) other balance sheet accounts – investment property.
(Decrease) from transfers to investment property		(1,756)
Disposals and derecognition	(914)	(2,436)
Effect of exchange differences on translation into presentation currency	(377,852)	36,390
(Decrease) increase from transfers to (from) other balance sheet accounts - tax assets	4,320
(Decreases) by transfer (to) other balance sheet accounts – Inventories	(2,198)
Increases by transfer from other balance sheet accounts - intangibles
(Decrease) increase from transfers to (from) other balance sheet Accounts		(741)
Hyperinflation adjustments	132,251	168,491
Balance ending	2,149,905	2,348,627	2,115,633
Cost [Member] | Machinery and equipment [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	1,176,246	1,033,499
Additions	115,439	138,155
Acquisitions through business combinations	471
Increase (decrease) from movements between property, plant and equipment accounts	6,781	3,745
(Decreases) by transfer (to) other balance sheet accounts – investment property.
(Decrease) from transfers to investment property
Disposals and derecognition	(28,871)	(29,871)
Effect of exchange differences on translation into presentation currency	(71,010)	27,542
(Decrease) increase from transfers to (from) other balance sheet accounts - tax assets	(14,374)
(Decreases) by transfer (to) other balance sheet accounts – Inventories
Increases by transfer from other balance sheet accounts - intangibles	63
(Decrease) increase from transfers to (from) other balance sheet Accounts		(18,610)
Hyperinflation adjustments	20,223	21,786
Balance ending	1,204,968	1,176,246	1,033,499
Cost [Member] | Furniture and fixtures [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	789,622	655,019
Additions	42,183	82,438
Acquisitions through business combinations	224
Increase (decrease) from movements between property, plant and equipment accounts	(12,265)	19,713
(Decreases) by transfer (to) other balance sheet accounts – investment property.
(Decrease) from transfers to investment property
Disposals and derecognition	(9,283)	(11,784)
Effect of exchange differences on translation into presentation currency	(73,422)	38,182
(Decrease) increase from transfers to (from) other balance sheet accounts - tax assets	(4,067)
(Decreases) by transfer (to) other balance sheet accounts – Inventories
Increases by transfer from other balance sheet accounts - intangibles
(Decrease) increase from transfers to (from) other balance sheet Accounts		(11,548)
Hyperinflation adjustments	18,504	17,602
Balance ending	751,496	789,622	655,019
Cost [Member] | Assets under construction [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	50,305	45,009
Additions	93,990	70,190
Acquisitions through business combinations
Increase (decrease) from movements between property, plant and equipment accounts	(81,069)	(49,114)
(Decreases) by transfer (to) other balance sheet accounts – investment property.	(345)
(Decrease) from transfers to investment property		(12,232)
(Decrease) assets by transfers to non-current assets held for sale		(647)
Disposals and derecognition	(2,827)	(627)
Effect of exchange differences on translation into presentation currency	(10,974)	2,496
(Decrease) increase from transfers to (from) other balance sheet accounts - tax assets	(564)
(Decreases) by transfer (to) other balance sheet accounts – Inventories
Increases by transfer from other balance sheet accounts - intangibles
(Decrease) increase from transfers to (from) other balance sheet Accounts		(266)
Hyperinflation adjustments	(60)	(4,504)
Balance ending	48,456	50,305	45,009
Cost [Member] | Installations [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	197,097	132,928
Additions	3,407	2,377
Acquisitions through business combinations	2,558
Increase (decrease) from movements between property, plant and equipment accounts	23,227	12,771
(Decreases) by transfer (to) other balance sheet accounts – investment property.
(Decrease) from transfers to investment property
Disposals and derecognition	(1,928)	(957)
Effect of exchange differences on translation into presentation currency	(40,876)	49,978
(Decrease) increase from transfers to (from) other balance sheet accounts - tax assets
(Decreases) by transfer (to) other balance sheet accounts – Inventories
Increases by transfer from other balance sheet accounts - intangibles
(Decrease) increase from transfers to (from) other balance sheet Accounts
Hyperinflation adjustments
Balance ending	183,485	197,097	132,928
Cost [Member] | Improvements to third party properties [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	776,293	635,377
Additions	28,693	65,911
Acquisitions through business combinations	1,102
Increase (decrease) from movements between property, plant and equipment accounts	38,153	8,713
(Decreases) by transfer (to) other balance sheet accounts – investment property.
(Decrease) from transfers to investment property
Disposals and derecognition	(5,718)	(20,755)
Effect of exchange differences on translation into presentation currency	(69,465)	89,656
(Decrease) increase from transfers to (from) other balance sheet accounts - tax assets	(736)
(Decreases) by transfer (to) other balance sheet accounts – Inventories
Increases by transfer from other balance sheet accounts - intangibles
(Decrease) increase from transfers to (from) other balance sheet Accounts		(2,609)
Hyperinflation adjustments
Balance ending	768,322	776,293	635,377
Cost [Member] | Vehicles [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	28,712	23,873
Additions	602	1,879
Acquisitions through business combinations	79
Increase (decrease) from movements between property, plant and equipment accounts	292
(Decreases) by transfer (to) other balance sheet accounts – investment property.
(Decrease) from transfers to investment property
Disposals and derecognition	(2,361)	(226)
Effect of exchange differences on translation into presentation currency	(11,218)	(2,633)
(Decrease) increase from transfers to (from) other balance sheet accounts - tax assets	260
(Decreases) by transfer (to) other balance sheet accounts – Inventories
Increases by transfer from other balance sheet accounts - intangibles
(Decrease) increase from transfers to (from) other balance sheet Accounts		143
Hyperinflation adjustments	6,782	5,676
Balance ending	23,148	28,712	23,873
Cost [Member] | Computers [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	404,938	346,091
Additions	30,198	44,697
Acquisitions through business combinations	294
Increase (decrease) from movements between property, plant and equipment accounts	494	7
(Decreases) by transfer (to) other balance sheet accounts – investment property.
(Decrease) from transfers to investment property
Disposals and derecognition	(6,672)	(9,613)
Effect of exchange differences on translation into presentation currency	(58,727)	5,065
(Decrease) increase from transfers to (from) other balance sheet accounts - tax assets	(3,091)
(Decreases) by transfer (to) other balance sheet accounts – Inventories
Increases by transfer from other balance sheet accounts - intangibles	1,283
(Decrease) increase from transfers to (from) other balance sheet Accounts		(5,078)
Hyperinflation adjustments	21,039	23,769
Balance ending	389,756	404,938	346,091
Cost [Member] | Other property, plant and equipment [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	16,050	16,050
Additions
Acquisitions through business combinations
Increase (decrease) from movements between property, plant and equipment accounts
(Decreases) by transfer (to) other balance sheet accounts – investment property.
(Decrease) from transfers to investment property
Disposals and derecognition	(15,761)
Effect of exchange differences on translation into presentation currency
(Decrease) increase from transfers to (from) other balance sheet accounts - tax assets
(Decreases) by transfer (to) other balance sheet accounts – Inventories
Increases by transfer from other balance sheet accounts - intangibles
(Decrease) increase from transfers to (from) other balance sheet Accounts
Hyperinflation adjustments
Balance ending	289	16,050	16,050
Accumulated Depreciation [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
(Decreases) by transfer (to) other balance sheet accounts – Inventories	(660)
Balance beginning	2,587,996	2,111,908	1,790,150
Depreciation	300,147	283,393	265,388
Depreciation through business combinations	1,790
Disposals and derecognition	(49,090)	(60,976)	(48,976)
Increase from transfers to investment property		526
(Decrease) assets by transfers to non-current assets held for sale		(436)
(Decrease) from transfers (to) investment property			(16)
Effect of exchange differences on translation into presentation currency	(358,790)	122,225	36,840
Other	1,405	999	(766)
Hyperinflation adjustments	107,877	130,357	69,288
Balance ending	2,590,675	2,587,996	2,111,908
Accumulated Depreciation [Member] | Buildings [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
(Decreases) by transfer (to) other balance sheet accounts – Inventories	(660)
Balance beginning	604,747	480,074	392,003
Depreciation	52,150	51,704	49,909
Depreciation through business combinations	11
Disposals and derecognition	(193)	(669)	(1,178)
Increase from transfers to investment property		526
(Decrease) assets by transfers to non-current assets held for sale		(436)
(Decrease) from transfers (to) investment property			(16)
Effect of exchange differences on translation into presentation currency	(135,310)	5,988	5,102
Other	1,319	32	(278)
Hyperinflation adjustments	53,363	67,528	34,532
Balance ending	575,427	604,747	480,074
Accumulated Depreciation [Member] | Machinery and equipment [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
(Decreases) by transfer (to) other balance sheet accounts – Inventories
Balance beginning	667,593	565,845	483,306
Depreciation	93,592	88,988	86,118
Depreciation through business combinations	161
Disposals and derecognition	(21,564)	(23,868)	(18,607)
(Decrease) from transfers (to) investment property
Effect of exchange differences on translation into presentation currency	(53,416)	18,227	5,460
Other	(21)	(7)	(489)
Hyperinflation adjustments	16,071	18,408	10,057
Balance ending	702,416	667,593	565,845
Accumulated Depreciation [Member] | Furniture and fixtures [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
(Decreases) by transfer (to) other balance sheet accounts – Inventories
Balance beginning	541,405	443,602	378,479
Depreciation	63,005	58,975	56,701
Depreciation through business combinations	142
Disposals and derecognition	(7,723)	(9,317)	(9,535)
Increase from transfers to investment property
(Decrease) from transfers (to) investment property
Effect of exchange differences on translation into presentation currency	(58,064)	32,472	8,889
Other
Hyperinflation adjustments	13,417	15,673	9,068
Balance ending	552,182	541,405	443,602
Accumulated Depreciation [Member] | Installations [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
(Decreases) by transfer (to) other balance sheet accounts – Inventories
Balance beginning	117,623	78,509	63,572
Depreciation	11,766	9,933	8,152
Depreciation through business combinations	1,126
Disposals and derecognition	(1,064)	(509)	(5)
Increase from transfers to investment property
(Decrease) from transfers (to) investment property
Effect of exchange differences on translation into presentation currency	(23,856)	29,690	6,790
Other
Hyperinflation adjustments
Balance ending	105,595	117,623	78,509
Accumulated Depreciation [Member] | Improvements to third party properties [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
(Decreases) by transfer (to) other balance sheet accounts – Inventories
Balance beginning	362,411	308,308	275,384
Depreciation	39,744	36,580	30,637
Depreciation through business combinations	35
Disposals and derecognition	(3,346)	(16,858)	(6,254)
Increase from transfers to investment property
(Decrease) from transfers (to) investment property
Effect of exchange differences on translation into presentation currency	(25,847)	34,381	8,541
Other
Hyperinflation adjustments
Balance ending	372,997	362,411	308,308
Accumulated Depreciation [Member] | Vehicles [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
(Decreases) by transfer (to) other balance sheet accounts – Inventories
Balance beginning	22,794	17,977	15,072
Depreciation	1,776	2,097	1,675
Depreciation through business combinations	45
Disposals and derecognition	(2,232)	(193)	(1,582)
Increase from transfers to investment property
(Decrease) from transfers (to) investment property
Effect of exchange differences on translation into presentation currency	(9,583)	(2,339)	(231)
Other	(192)	(333)	(5)
Hyperinflation adjustments	5,312	5,585	3,048
Balance ending	17,920	22,794	17,977
Accumulated Depreciation [Member] | Computers [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
(Decreases) by transfer (to) other balance sheet accounts – Inventories
Balance beginning	265,050	212,008	177,537
Depreciation	37,523	34,328	31,408
Depreciation through business combinations	270
Disposals and derecognition	(6,008)	(9,562)	(11,815)
Increase from transfers to investment property
(Decrease) from transfers (to) investment property
Effect of exchange differences on translation into presentation currency	(52,714)	3,806	2,289
Other	299	1,307	6
Hyperinflation adjustments	19,714	23,163	12,583
Balance ending	264,134	265,050	212,008
Accumulated Depreciation [Member] | Other property, plant and equipment [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
(Decreases) by transfer (to) other balance sheet accounts – Inventories
Balance beginning	6,373	5,585	4,797
Depreciation	591	788	788
Depreciation through business combinations
Disposals and derecognition	(6,960)
Increase from transfers to investment property
(Decrease) from transfers (to) investment property
Effect of exchange differences on translation into presentation currency
Other
Hyperinflation adjustments
Balance ending	4	6,373	5,585
Impairment [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	4,436	4,739	7,466
Impairment losses	2,903	1,644	2,491
Reversal of Impairment losses	(1,188)	(2,803)	(4,778)
Impairment derecognition	(110)	(480)	(756)
Effect of exchange differences on translation into presentation currency	(1,031)	1,336	316
Balance ending	5,010	4,436	4,739
Impairment [Member] | Land [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning			1,921
Impairment losses
Reversal of Impairment losses			(1,921)
Impairment derecognition
Effect of exchange differences on translation into presentation currency
Balance ending
Impairment [Member] | Buildings [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	110	127	2,984
Impairment losses		241	756
Reversal of Impairment losses		(17)	(2,857)
Impairment derecognition	(110)	(241)	(756)
Effect of exchange differences on translation into presentation currency
Balance ending		110	127
Impairment [Member] | Machinery and equipment [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning
Impairment losses
Reversal of Impairment losses
Impairment derecognition
Effect of exchange differences on translation into presentation currency
Balance ending
Impairment [Member] | Furniture and fixtures [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning
Impairment losses
Reversal of Impairment losses
Impairment derecognition
Effect of exchange differences on translation into presentation currency
Balance ending
Impairment [Member] | Assets under construction [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning
Impairment losses
Reversal of Impairment losses
Impairment derecognition
Effect of exchange differences on translation into presentation currency
Balance ending
Impairment [Member] | Installations [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning
Impairment losses
Reversal of Impairment losses
Impairment derecognition
Effect of exchange differences on translation into presentation currency
Balance ending
Impairment [Member] | Improvements to third party properties [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning	4,326	4,612	2,561
Impairment losses	2,903	1,403	1,735
Reversal of Impairment losses	(1,188)	(2,786)
Impairment derecognition		(239)
Effect of exchange differences on translation into presentation currency	(1,031)	1,336	316
Balance ending	5,010	4,326	4,612
Impairment [Member] | Vehicles [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning
Impairment losses
Reversal of Impairment losses
Impairment derecognition
Effect of exchange differences on translation into presentation currency
Balance ending
Impairment [Member] | Computers [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning
Impairment losses
Reversal of Impairment losses
Impairment derecognition
Effect of exchange differences on translation into presentation currency
Balance ending
Impairment [Member] | Other property, plant and equipment [Member]
Schedule of Cost of Property, Plant and Equipment, Accumulated Depreciation and Impairment Loss [Line Items]
Balance beginning
Impairment losses
Reversal of Impairment losses
Impairment derecognition
Effect of exchange differences on translation into presentation currency
Balance ending